Cover - shares	12 Months Ended
	Dec. 31, 2023	Apr. 13, 2024
Document Information Line Items
Entity Registrant Name	Central Puerto S.A.
Entity Central Index Key	0001717161
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Large Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding		1,514,022,256
Entity File Number	001-38376
Entity Incorporation State Country Code	C1
Entity Address Address Line 1	Avenida Thomas Edison 2701
Entity Address Address Line 2	C1104BAB
Entity Address City Or Town	Buenos Aires
Security 12b Title	American Depositary Shares, each representing 10 common shares of Central Puerto S.A.
Trading Symbol	CEPU
Security Exchange Name	NYSE
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address Country	AR
Contact Personnel Email Address	inversores@centralpuerto.com
Entity Interactive Data Current	Yes
Icfr Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm Id	1449
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.R.L.
Auditor Location	City of Buenos Aires, Argentina
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Avenida Thomas Edison 2701
Entity Address City Or Town	Buenos Aires
City Area Code	11
Local Phone Number	4317-5900
Entity Address Country	AR
Entity Other Identification Type	Enrique Terraneo
Country Region	54